Segments - Schedule of Information by Segment of the Operations for the Year Ended (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		$ 27,265,664	¥ 185,000,259	¥ 174,469,851
Less:
Cost of revenues		(23,540,807)	(159,726,732)	(146,152,450)
Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets		67,282	456,520	2,041,299
Other income		196,601	1,333,963	28,027
Other expense		8,713	59,121	130,291
Government grants		11,292	76,619	148,000
Loss before income tax		(35,092,048)	(238,103,057)	(19,885,492)
Operating Segment [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		27,265,664	185,000,259	174,469,851
Less:
Cost of revenues		(23,540,807)	(159,726,732)	(146,152,450)
Salaries and welfare		(2,079,301)	(14,108,267)	(11,872,209)
Commissions to doctors		(2,204,588)	(14,958,350)	(12,590,966)
Consultancy and professional service fees		(696,096)	(4,723,082)	(6,447,195)
Advertising and promotion costs		(254,006)	(1,723,456)	(3,676,600)
Contracted development and research service fees		(15,395,617)	(104,460,801)
Other segment items	[1]	(928,984)	(6,303,255)	(5,149,162)
Segment loss		(17,833,735)	(121,003,684)	(11,418,731)
Reconciliation of segment loss:
Impairment on long-lived assets and long-term assets		(67,282)	(456,520)	(2,041,299)
Other professional service fees		(16,488,029)	(111,872,922)
Other income		196,601	1,333,963	28,027
Other expense		(8,713)	(59,121)	(130,291)
Interest expense		(902,182)	(6,121,392)	(6,471,198)
Government grants		11,292	76,619	148,000
Loss before income tax		(35,092,048)	(238,103,057)	(19,885,492)
Operating Segment [Member] | Internet hospital [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		14,776,010	100,256,709	67,161,426
Less:
Cost of revenues		(11,244,026)	(76,291,840)	(39,984,734)
Salaries and welfare		(1,848,129)	(12,539,740)	(10,611,116)
Commissions to doctors		(2,204,588)	(14,958,350)	(12,590,966)
Consultancy and professional service fees		(695,658)	(4,720,112)	(6,447,195)
Advertising and promotion costs		(208,759)	(1,416,450)	(2,406,666)
Contracted development and research service fees		(15,395,617)	(104,460,801)
Other segment items	[1]	(808,012)	(5,482,449)	(4,344,401)
Segment loss		(17,628,779)	(119,613,033)	(9,223,652)
Operating Segment [Member] | Pharmaceutical supply chain [Member]
Schedule of Information by Segment of the Operations for the Year Ended [Line Items]
Net revenue		12,489,654	84,743,550	107,308,425
Less:
Cost of revenues		(12,296,781)	(83,434,892)	(106,167,716)
Salaries and welfare		(231,172)	(1,568,527)	(1,261,093)
Commissions to doctors
Consultancy and professional service fees		(438)	(2,970)
Advertising and promotion costs		(45,247)	(307,006)	(1,269,934)
Contracted development and research service fees
Other segment items	[1]	(120,972)	(820,806)	(804,761)
Segment loss		$ (204,956)	¥ (1,390,651)	¥ (2,195,079)

[1]	For each reportable segment, the other segment item category primarily includes shipping expenses, rental costs, entertainment expense, office expense and expected credit losses.